CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 222,579	$ 110,128	$ 68,781
Accounts receivable	19,719	49,228	5,979
Prepaid expenses	24,878	24,427	8,938
Inventory	68,439	74,663	157
Total Current Assets	335,615	258,446	83,855
NON-CURRENT ASSETS:
Property, net (Note 5)	122,490	136,931	0
Investment, at cost (Note 3)	60,000	60,000	60,000
Goodwill (Note 3)	1,966,340	1,966,340	0
Total Assets	2,484,445	2,421,717	143,855
CURRENT LIABILITIES:
Accounts payable, including related party (Note 8)	166,618	167,939	146,635
Accrued expenses, including accrued officer salaries (Note 8)	1,089,817	843,136	1,345,567
Current portion of convertible notes payable, net of debt discount (Note 4)	2,004,653	2,070,898	156,853
Capital lease obligations, current portion (Note 5)	60,712	58,738	0
Advances from related party (Note 8)	1,098,644	878,515	645,788
Derivative liability	4,098,210	2,813,150	2,215,376
Total Current Liabilities	8,518,654	6,832,376	4,510,219
LONG-TERM LIABILITIES:
Convertible notes payable, net of current portion (Note 4)		0	500,000
Capital lease obligations, net of current portion (Note 5)	83,029	98,881	0
Total Liabilities	8,601,683	6,931,257	5,010,219
STOCKHOLDERS' DEFICIT
Common stock, par value $0.0001; 5,000,000,000 shares authorized; 1,745,314,333 and 1,698,279,820 shares issued and outstanding as of March 31, 2020 and December 31, 2019, respectively	174,531	169,828	123,632
Additional paid-in capital	72,560,784	72,210,393	63,940,510
Accumulated deficit	(78,672,601)	(76,752,170)	(68,846,438)
Total Singlepoint, Inc. stockholders' deficit	(5,931,866)	(4,366,529)	(4,777,201)
Non-controlling interest	(185,372)	(143,011)	(89,163)
Total Stockholders' Deficit	(6,117,238)	(4,509,540)	(4,866,364)
Total Liabilities and Stockholders' Deficit	2,484,445	2,421,717	143,855
Undesignated Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value	0	0	0
Convertible Preferred Stock Class A [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value	$ 5,420	$ 5,420	$ 5,095